Segment Information and Revenue from Significant Customers (Tables)	12 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Summary of Revenue by Geographic Area

	Year Ended September 30,
	2024	2023	2022
Revenue
North America (mainly United States)	$3,325,967	$3,306,988	$3,100,038
Europe	726,226	703,141	582,192
Rest of the world	952,796	877,421	894,467
Total	$5,004,989	$4,887,550	$4,576,697

Summary of Long-Lived Assets by Geographic Area

	As of September 30,
	2024	2023
Long-lived Assets(1),(2)
Europe	$104,153	$130,000
North America	72,362	78,640
Rest of the world:
Israel	508,328	516,291
India	59,589	52,872
Others	11,169	13,120
Total	$755,601	$790,923

(1)
Property and equipment, net.
(2)
The decrease is primarily due to lower capitalization net of depreciation related to software for internal use, as the company expands its use of cloud-based applications.

Revenue by Nature of Activities

Revenue by nature of activities

	Year Ended September 30,
	2024	2023	2022
Managed services arrangements	$2,904,924	$2,856,621	$2,755,486
Others	2,100,065	2,030,929	1,821,211
Total	$5,004,989	$4,887,550	$4,576,697

Summary Sales to Significant Customers

The following table summarizes the percentage of revenue from significant customer groups which accounted for at least ten percent of its total revenue in each of fiscal years 2024, 2023 and 2022.

	Year Ended September 30,
	2024	2023	2022
Revenue
Customer 1	24.5%	23.8%	26.8%
Customer 2	22.6%	23.1%	20.1%